Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Derivatives by Category

The following table sets forth the fair value of our derivatives by category (in thousands):

Derivatives not designated as hedging instruments	Balance Sheets Location	December 31, 2015	December 31, 2016
Undesignated interest rate swaps	Other current liabilities	$2,013	$—
Put option embedded derivative	Other current liabilities	—	1,496

Total derivatives		$2,013	$1,496

Schedule of Effect of Derivative Instruments, Included in Interest Expense, Net in Consolidated Statements of Operations

The following table sets forth the effect of the derivative instruments, included in interest expense, net in our consolidated statements of operations (in thousands):

Derivatives not designated as hedging instruments	Presentation in Statements of Operations	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2016
Undesignated interest rate swaps	Included in interest expense, net	$5,649	$3,483	$—
Put option embedded derivative	Included in interest expense, net	—	—	—

Total loss on derivative financial instruments		$5,649	$3,483	$—